NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average grant date fair value
Share-based compensation expense	$ 92	$ 345	$ 415
Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	104,000
Granted (in shares)	565,068	254,000	298,000
Forfeited (in shares)	(20,000)
Vested (in shares)	(613,068)
Outstanding at the end of the period (in shares)	36,000	104,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.49
Granted (in dollars per share)	0.13
Forfeited (in dollars per share)	0.17
Vested (in dollars per share)	0.39
Outstanding at the end of the period (in dollars per share)	$ 0.25	$ 0.49
Share-based compensation expense	$ 72	$ 258	$ 134
Unrecognized compensation cost	$ 8
Weighted-average period of recognition of unrecognized compensation cost	1 year